Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases its office facilities under a non-cancelable operating lease agreement with an unrelated party through September 2030. Operating leases are included in "Operating lease right of use asset" and "Operating lease liability" in the consolidated balance sheets. The Company currently has finance leases which in the aggregate are immaterial and not presented in the consolidated balance sheets.

Operating lease cost, which is included in occupancy expense in the consolidated statements of operations, for the three months ended March 31, 2022 totaled $1.1 million, of which $0.5 million was related to variable lease payments. Cash paid for amounts included in the measurement of lease liabilities total $0.6 million for the three months ended March 31, 2022.
Future minimum lease payments as of March 31, 2022 are as follows (in thousands):

Year	Amount
Remainder of 2022	$1,709
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total lease payments	21,780
Less: imputed interest	(4,149)
Operating lease liability	$17,631

The weighted-average remaining lease term and discount rate as of March 31, 2022 are as follows:

Weighted average remaining lease term (in years)	8.5
Weighted average discount rate	5%

Supplemental cash flow information related to the lease for the three months ended March 31, 2022 are as follows (in thousands):

Amount
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$562

Disclosures under ASC 840, Leases

Rent expense, which is included in occupancy expense in the consolidated statements of operations, totaled $0.9 million for the three months ended March 31, 2021.

Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

Year	Amount
2022	$2,271
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total	$22,342